Schedule I - Financial information of Parent Company - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (1,678,813)	$ 22,482,416	$ (7,167,849)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	5,575,877	6,056,033	4,698,953
Equity in deficits (earnings) of subsidiaries, VIEs and VIE's subsidiaries	138,124	66,970
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,856,549)	369,290	(1,284,341)
Rental deposits	(169,148)	(204,811)	(368,933)
Accrued expenses and other current liabilities	1,573,833	2,596,050	161,455
Net cash (used in) provided by operating activities	(21,342,292)	19,816,980	1,172,136
Investing activities:
Proceeds from sales of cost method investment		7,959,237	2,168,868
Net cash provided by (used in) investing activities	(3,318,921)	40,557,824	(4,598,163)
Financing activities:
Proceeds from stock options exercised by employees	142,618	294,193	654,069
Proceeds from stock options exercised by nonemployees		175,200
Net cash provided by financing activities	9,702,412	(5,592,080)	(371,719)
Net (decrease) increase in cash and cash equivalents	(19,582,609)	53,195,535	(3,832,437)
Cash and cash equivalents, beginning of year	85,734,048	32,538,513	36,370,950
Cash and cash equivalents, end of year	66,151,439	85,734,048	32,538,513
Parent Company [Member]
Operating activities:
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	2,382,934	3,812,733	4,132,182
Gain from sales of cost method investment			(4,337,736)
Equity in deficits (earnings) of subsidiaries, VIEs and VIE's subsidiaries	(3,049,831)	(28,643,095)	6,394,055
Changes in assets and liabilities:
Prepaid expenses and other current assets	65,990	20,339	(143,380)
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	(2,523,274)	142,303	983,297
Rental deposits		66,893
Accrued expenses and other current liabilities	(3,712)	(8,035)	10,825
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	(3,409,764)	1,065,088	1,535,073
Net cash (used in) provided by operating activities	(8,216,470)	(1,061,358)	1,406,467
Investing activities:
Dividend received from subsidiaries	16,529,639	1,011,931	1,375,727
Capital paid to subsidiaries		(3,000,000)	(2,774,315)
Net cash provided by (used in) investing activities	16,529,639	180,799	(1,398,588)
Financing activities:
Proceeds from stock options exercised by employees	142,618	293,654	654,055
Proceeds from stock options exercised by nonemployees		175,200
Net cash provided by financing activities	142,618	468,854	654,055
Net (decrease) increase in cash and cash equivalents	8,455,787	(411,705)	661,934
Cash and cash equivalents, beginning of year	971,500	1,383,205	721,271
Cash and cash equivalents, end of year	$ 9,427,287	$ 971,500	$ 1,383,205